AB Active ETFs, Inc.

AB Emerging Markets Opportunities ETF

Portfolio of Investments

August 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.4%
Information Technology – 28.5%
Communications Equipment – 4.0%
Accton Technology Corp.	800	$26,563
Xiaomi Corp. - Class H(a)	29,000	196,598

		223,161

Electronic Equipment, Instruments & Components – 1.6%
Delta Electronics, Inc.	3,700	86,056

IT Services – 2.4%
Infosys Ltd. (Sponsored ADR)	6,400	107,648
Wipro Ltd. (ADR)	9,870	27,241

		134,889

Semiconductors & Semiconductor Equipment – 12.5%
MediaTek, Inc.	2,200	98,595
Realtek Semiconductor Corp.	2,200	38,430
SK Hynix, Inc.	538	104,098
Taiwan Semiconductor Manufacturing Co., Ltd.	11,900	451,561

		692,684

Technology Hardware, Storage & Peripherals – 8.0%
Advantech Co., Ltd.	2,200	24,757
Asustek Computer, Inc.	6,400	132,315
Samsung Electronics Co., Ltd.	5,747	288,125

		445,197

		1,581,987

Financials – 24.5%
Banks – 16.4%
Abu Dhabi Islamic Bank PJSC	6,039	35,086
Bank Polska Kasa Opieki SA	1,758	88,409
Emirates NBD Bank PJSC	12,861	88,413
Grupo Financiero Banorte SAB de CV	15,376	140,775
ICICI Bank Ltd. (Sponsored ADR)	5,958	189,107
Itau Unibanco Holding SA (Preference Shares)	23,200	164,508
Piraeus Financial Holdings SA(a)	7,089	54,848
State Bank of India (GDR)(b)	1,616	148,026

		909,172

Consumer Finance – 1.6%
Qfin Holdings, Inc. (ADR)	3,034	88,350

Insurance – 6.5%
BB Seguridade Participacoes SA	11,700	70,742
OUTsurance Group Ltd.	12,285	52,740
PICC Property & Casualty Co., Ltd. - Class H	62,000	149,197
Samsung Fire & Marine Insurance Co., Ltd.	279	89,104

		361,783

		1,359,305

Communication Services – 14.8%
Diversified Telecommunication Services – 0.5%
KT Corp. (Sponsored ADR)	1,297	26,264

Company	Shares	U.S. $ Value

Entertainment – 3.0%
NetEase, Inc. - Class H	6,100	$166,196

Interactive Media & Services – 8.8%
NAVER Corp.	278	42,892
Tencent Holdings Ltd. - Class H	5,800	443,788

		486,680

Wireless Telecommunication Services – 2.5%
TIM SA/Brazil	33,300	139,565

		818,705

Consumer Discretionary – 10.3%
Automobiles – 2.7%
BYD Co., Ltd. - Class A	2,600	41,576
Kia Corp.	1,409	107,227

		148,803

Broadline Retail – 0.4%
Alibaba Group Holding Ltd. - Class H	1,500	22,262

Hotels, Restaurants & Leisure – 1.4%
OPAP SA	3,411	76,538

Household Durables – 1.8%
Gree Electric Appliances, Inc. of Zhuhai - Class A	13,200	78,836
Hisense Visual Technology Co., Ltd. - Class A	7,800	24,168

		103,004

Specialty Retail – 2.7%
Pop Mart International Group Ltd. - Class H(b)	3,650	150,947

Textiles, Apparel & Luxury Goods – 1.3%
Bosideng International Holdings Ltd. - Class H	122,000	70,265

		571,819

Industrials – 4.6%
Machinery – 3.2%
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	236	69,005
Yutong Bus Co., Ltd. - Class A	28,100	108,811

		177,816

Passenger Airlines – 1.4%
Latam Airlines Group SA (ADR)(a)	1,510	75,893

		253,709

Real Estate – 4.1%
Real Estate Management & Development – 4.1%
Aldar Properties PJSC	4,890	12,807
Emaar Development PJSC	20,828	83,641
Emaar Properties PJSC	33,310	130,592

		227,040

Energy – 3.6%
Oil, Gas & Consumable Fuels – 3.6%
ORLEN SA	6,251	133,429
PetroChina Co., Ltd. - Class H	24,000	23,120

Company	Shares	U.S. $ Value

Reliance Industries Ltd. (Sponsored GDR)(b)	729	$43,813

		200,362

Health Care – 2.7%
Pharmaceuticals – 2.7%
Dr. Reddy’s Laboratories Ltd. (ADR)	8,675	123,185
Sino Biopharmaceutical Ltd. - Class H	23,000	23,927

		147,112

Utilities – 1.8%
Electric Utilities – 1.8%
Cia Energetica de Minas Gerais (Preference Shares)	47,800	97,835

Consumer Staples – 1.3%
Food Products – 1.3%
AVI Ltd.	5,839	30,859
Uni-President China Holdings Ltd. - Class H	37,000	44,139

		74,998

Materials – 1.2%
Chemicals – 1.2%
Yunnan Yuntianhua Co., Ltd. - Class A	17,200	65,615

Total Common Stocks (cost $5,150,479)		5,398,487

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(c) (d) (e) (cost $89,400)	89,400	89,400

Total Investments – 99.0% (cost $5,239,879)(f)		5,487,887
Other assets less liabilities – 1.0%		55,249

Net Assets – 100.0%		$5,543,136

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2025, the aggregate market value of these securities amounted to $342,786 or 6.2% of net assets.

(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $375,506 and gross unrealized depreciation of investments was $(127,498), resulting in net unrealized appreciation of $248,008.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

PJSC – Public Joint Stock Company

COUNTRY BREAKDOWN1

August 31, 2025 (unaudited)

30.5%	China
15.7%	Taiwan
13.2%	South Korea
11.7%	India
8.6%	Brazil
6.4%	United Arab Emirates
4.0%	Poland
2.6%	Mexico
2.4%	Greece
1.5%	South Africa
1.4%	Chile
0.4%	Hong Kong
1.6%	Short-Term Investments

100.0%	Total Investments

[1]	The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Active ETFs, Inc.

AB Emerging Markets Opportunities ETF

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$1,130,426	$451,561	$—	$1,581,987
Financials	1,359,305	—	—	1,359,305
Communication Services	818,705	—	—	818,705
Consumer Discretionary	571,819	—	—	571,819
Industrials	253,709	—	—	253,709
Real Estate	227,040	—	—	227,040
Energy	200,362	—	—	200,362
Health Care	147,112	—	—	147,112
Utilities	97,835	—	—	97,835
Consumer Staples	74,998	—	—	74,998
Materials	65,615	—	—	65,615
Short-Term Investments	89,400	—	—	89,400

Total Investments in Securities	5,036,326	451,561	—	5,487,887
Other Financial Instruments(a):	—	—	—	—

Total	$5,036,326	$451,561	$—	$5,487,887

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the period ended August 31, 2025 is as follows:

Fund	Market Value 06/18/2025* (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$0	$1,291	$1,202	$89	$0

*	Commencement of operations.